Leases - Schedule Of Changes in Right-of-Use Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	₩ 20,200,332	₩ 20,946,933
Depreciation	(4,323,173)	(3,636,782)
Gain or loss on foreign currency translation	762,397	54,154
Ending Balance	17,202,873	20,200,332
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	472,813
Ending Balance	426,342	472,813
Others [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	357,200
Depreciation	(305,354)	(279,200)
Gain or loss on foreign currency translation	9,741	983
Ending Balance	379,096	357,200
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	119,246	112,658
Acquisitions	33,865	74,611
Depreciation	(68,445)	(68,349)
Gain or loss on foreign currency translation	23,058	326
Classified as held for sale	(18,791)
Ending Balance	88,933	119,246
Right-of-use assets [member] | Buildings and Structures [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	57,946	51,033
Acquisitions	24,008	65,133
Depreciation	(56,080)	(56,471)
Gain or loss on foreign currency translation	13,877	(1,749)
Classified as held for sale	(11,599)
Ending Balance	28,152	57,946
Right-of-use assets [member] | Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	51,249	51,804
Acquisitions	1
Depreciation	(3,063)	(2,846)
Gain or loss on foreign currency translation	8,410	2,291
Classified as held for sale	(5,585)
Ending Balance	51,012	51,249
Right-of-use assets [member] | Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	714	598
Acquisitions	2,658	881
Depreciation	(1,645)	(770)
Gain or loss on foreign currency translation	23	5
Ending Balance	1,750	714
Right-of-use assets [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	7,439	8,502
Acquisitions	7,044	6,698
Depreciation	(6,879)	(7,482)
Gain or loss on foreign currency translation	456	(279)
Classified as held for sale	(1,563)
Ending Balance	6,497	7,439
Right-of-use assets [member] | Others [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,898	721
Acquisitions	154	1,899
Depreciation	(778)	(780)
Gain or loss on foreign currency translation	292	58
Classified as held for sale	(44)
Ending Balance	₩ 1,522	₩ 1,898